CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Equity attributable to X Financial Cumulative effect of accounting change USD ($)	Equity attributable to X Financial Cumulative effect of accounting change CNY (¥)	Equity attributable to X Financial Balance at January 1, 2020 USD ($)	Equity attributable to X Financial Balance at January 1, 2020 CNY (¥)	Equity attributable to X Financial USD ($)	Equity attributable to X Financial CNY (¥)	Common share Balance at January 1, 2020 USD ($) shares	Common share Balance at January 1, 2020 CNY (¥) shares	Common share USD ($) shares	Common share CNY (¥) shares	Additional paid-in capital Balance at January 1, 2020 USD ($)	Additional paid-in capital Balance at January 1, 2020 CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Retained earnings (Accumulated Deficits) Cumulative effect of accounting change USD ($)	Retained earnings (Accumulated Deficits) Cumulative effect of accounting change CNY (¥)	Retained earnings (Accumulated Deficits) Balance at January 1, 2020 USD ($)	Retained earnings (Accumulated Deficits) Balance at January 1, 2020 CNY (¥)	Retained earnings (Accumulated Deficits) USD ($)	Retained earnings (Accumulated Deficits) CNY (¥)	Accumulated other comprehensive income Balance at January 1, 2020 USD ($)	Accumulated other comprehensive income Balance at January 1, 2020 CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Non-controlling Interest Balance at January 1, 2020 USD ($)	Non-controlling Interest Balance at January 1, 2020 CNY (¥)	Non-controlling Interest USD ($)	Non-controlling Interest CNY (¥)	Cumulative effect of accounting change USD ($)	Cumulative effect of accounting change CNY (¥)	Balance at January 1, 2020 USD ($)	Balance at January 1, 2020 CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2017						¥ 1,762,327,960				¥ 173,444				¥ 1,971,701,910						¥ (242,997,034)				¥ 33,449,640				¥ 3,213,041						¥ 1,765,541,001
Balance (in shares) at Dec. 31, 2017 | shares									280,087,342	280,087,342
Issuance of new shares (Note 1)						681,989,413				¥ 16,142				681,973,271																				681,989,413
Issuance of new shares (in shares) (Note 1) | shares									23,526,956	23,526,956
Sharebased compensation (Note 14)						171,836,485								171,836,485																				171,836,485
Net income (loss)						883,111,893														883,111,893								(55,057)						883,056,836
Foreign currency translation adjustments						19,045,117																		19,045,117										19,045,117
Acquisition in additional interest of subsidiary						(1,288,635)								(1,288,635)														(2,111,365)						(3,400,000)
Balance at Dec. 31, 2018						3,517,022,233				¥ 189,586				2,824,223,031						640,114,859				52,494,757				1,046,619						3,518,068,852
Balance (in shares) at Dec. 31, 2018 | shares									303,614,298	303,614,298
Exercise of share option						6,035,665				¥ 11,654				6,024,011																				6,035,665
Exercise of share option (in shares) | shares									17,053,645	17,053,645
Sharebased compensation (Note 14)						157,116,095								157,116,095																				157,116,095
Net income (loss)						774,276,129														774,276,129								199,863						774,475,992
Foreign currency translation adjustments						14,606,045																		14,606,045										14,606,045
Dividend to shareholders						(103,196,981)														(103,196,981)														(103,196,981)
Balance at Dec. 31, 2019	$ (2,642,541)	¥ (17,242,578)	$ 666,454,652	¥ 4,348,616,608	$ 669,097,193	4,365,859,186	$ 30,841	¥ 201,240	$ 30,841	¥ 201,240	$ 457,833,431	¥ 2,987,363,137	$ 457,833,431	2,987,363,137	$ (2,642,541)	¥ (17,242,578)	$ 198,306,732	¥ 1,293,951,429	$ 200,949,273	1,311,194,007	$ 10,283,648	¥ 67,100,802	$ 10,283,648	67,100,802	$ 191,032	¥ 1,246,482	$ 191,032	1,246,482	$ (2,642,541)	¥ (17,242,578)	$ 666,645,684	¥ 4,349,863,090	$ 669,288,225	¥ 4,367,105,668
Balance (in shares) at Dec. 31, 2019 | shares							320,667,943	320,667,943	320,667,943	320,667,943																							320,667,943	320,667,943
Stockholders' Equity Attributable to Parent																																		¥ 4,365,859,186
Issuance of new shares (Note 1)									$ 277	¥ 1,806			(277)	(1,806)
Issuance of new shares (in shares) (Note 1) | shares									2,700,000	2,700,000
Exercise of share option					93,874	612,530							93,874	612,530																			$ 93,874	¥ 612,530
Exercise of share option (in shares) | shares																																	2,009,564	2,009,564
Cancellation of shares					(10,565)	(68,936)			$ (27)	¥ (176)			(10,538)	(68,760)																			$ (10,565)	¥ (68,936)
Cancellation of shares (in shares) | shares									(250,000)	(250,000)
Sharebased compensation (Note 14)					12,282,013	80,140,138							12,282,013	80,140,138																			12,282,013	80,140,138
Net income (loss)					(200,536,792)	(1,308,502,575)													(200,536,792)	(1,308,502,575)							6,304	41,134					(200,530,488)	(1,308,461,441)
Foreign currency translation adjustments					(7,056,204)	(46,041,729)																	(7,056,204)	(46,041,729)									(7,056,204)	(46,041,729)
Balance at Dec. 31, 2020					$ 471,226,978	¥ 3,074,756,036			$ 31,091	¥ 202,870			$ 470,198,503	¥ 3,068,045,239					$ (2,230,060)	¥ (14,551,146)			$ 3,227,444	¥ 21,059,073			$ 197,336	¥ 1,287,616					$ 471,424,314	¥ 3,076,043,652
Balance (in shares) at Dec. 31, 2020 | shares									323,117,943	323,117,943																							323,117,943	323,117,943
Stockholders' Equity Attributable to Parent																																	$ 471,226,978	¥ 3,074,756,036